CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Class A Ordinary Shares	Class A Shareholders subscription	Class A Additional paid-in capital	Class A Statuory reserves	Class A (Accumulated deficit) Retained earnings	Class A Accumulated other comprehensive (loss)/income	Class A	Class B Ordinary Shares	Class B Shareholders subscription	Class B Additional paid-in capital	Class B Statuory reserves	Class B (Accumulated deficit) Retained earnings	Class B Accumulated other comprehensive (loss)/income	Class B	Ordinary Shares	Shareholders subscription	Additional paid-in capital	Statuory reserves	(Accumulated deficit) Retained earnings	Accumulated other comprehensive (loss)/income	Total
Balance at Jun. 30, 2022															$ 1,000	$ (1,000)	$ 0	$ 0	$ 358,685	$ (60,376)	$ 298,309
Balance (in Shares) at Jun. 30, 2022															10,000,000
Net income															$ 0	0	0	0	996,157	0	996,157
Transfer to statutory reserve															0	0	0	47,058	(47,058)	0	0
Translation changes of foreign currency statements															0	0	0	0	0	(98,014)	(98,014)
Balance at Jun. 30, 2023															$ 1,000	(1,000)	0	47,058	1,307,784	(158,390)	1,196,452
Balance (in Shares) at Jun. 30, 2023															10,000,000
Issurance of ordianary shares															$ 0	0	0	0	0	0	0
Net income															0	0	0	17,416	1,530,931	0	1,548,347
Settlement of subscription receivable															0	1,000	0	0	0	0	1,000
Translation changes of foreign currency statements															0	0	0	0	0	(9,281)	(9,281)
Balance at Jun. 30, 2024	$ 1,000							$ 0							$ 1,000	0	0	64,474	2,838,715	(167,671)	2,736,518
Balance (in Shares) at Jun. 30, 2024	400,000							0							10,000,000
Net income	$ 0							$ 0									0	0	1,069,327	0	1,069,327
Transfer to statutory reserve	0							0									0	29,900	(29,900)	0	0
Translation changes of foreign currency statements	0							0									0	0	0	(12,244)	(12,244)
Balance at Dec. 31, 2024	$ 1,000							$ 0									0	94,374	3,878,142	(179,915)	3,793,601
Balance (in Shares) at Dec. 31, 2024	400,000							0
Balance at Jun. 30, 2024	$ 1,000							$ 0							$ 1,000	0	0	64,474	2,838,715	(167,671)	2,736,518
Balance (in Shares) at Jun. 30, 2024	400,000							0							10,000,000
Issurance of ordianary shares	$ 125	$ 0	$ 1,695,414	$ 0	$ 0	$ 0	$ 1,695,539	$ 58	$ 0	$ 0	$ 0	$ 0	$ 0	$ 58
Issurance of ordianary shares (in Shares)	1,250,000							580,000
Other equity instruments-warrants															$ 0	0	354,589	0	0	0	354,589
Net income															0	0	0	0	764,919	0	764,919
Disposal of subsidiary															0	0	0	(64,474)	(267,192)	104,582	(227,084)
Translation changes of foreign currency statements															0	$ 0	0	0	0	29,206	29,206
Balance at Jun. 30, 2025	$ 1,125							$ 58							$ 1,183		2,050,003	0	3,336,442	(33,883)	5,353,745
Balance (in Shares) at Jun. 30, 2025	450,000							23,200							11,830,000
Conversion of convertible debt into ordinary shares	$ 912							$ 0									2,857,159	0	0	0	2,858,071
Conversion of convertible debt into ordinary shares (in Shares)	364,917							0
Share-based Compensation	$ 100							$ 0									514,900	0	0	0	515,000
Share-based Compensation (in Shares)	40,000							0
Net income	$ 0							$ 0									0	0	(209,487)	0	(209,487)
Translation changes of foreign currency statements	0							0									0	$ 0	0	42,081	42,081
Balance at Dec. 31, 2025	$ 2,137							$ 58									$ 5,422,062		$ 3,126,955	$ 8,198	$ 8,559,410
Balance (in Shares) at Dec. 31, 2025	854,917							23,200